PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
9

PROPERTY,

PLANT AND EQUIPMENT
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Mineral reserves and resources estimates
The Group is required to determine and report

mineral reserves and resources in accordance with the

South African Code for the
Reporting

of

Exploration

Results,

Mineral

Resources

and

Mineral

Reserves

(SAMREC

Code).

In

order

to

calculate

mineral
reserves and

resources, estimates

and assumptions

are required

about a

range of

geological, technical

and economic

factors,
including but not

limited to quantities,

grades, production techniques,

recovery rates, production

costs, transport costs,

commodity
demand, commodity prices and exchange rates. Estimating the quantity and/or grade of mineral reserves and resources

requires
the size, shape and

depth of reclamation sites

to be determined by

analysing geological data such

as the logging and

assaying
of

drill

samples.

This

process may

require complex

and

difficult

geological

judgements

and calculations

to

interpret

the data.
Because the assumptions used to estimate

mineral reserves and resources change from period

to period and because additional
geological

data is

generated

during

the course

of

operations, estimates

of mineral

reserves and

resources may

change from
period to

period. Mineral reserves

and resources estimates

prepared by management

are reviewed by

an independent mineral
resources expert.
Changes

in

reported

mineral

reserves

and

resources

may

affect

the

Group’s

life-of-mine

plan,

financial

results

and

financial
position in a number of ways including the following:
• asset carrying values may be affected due to changes in estimated future cash flows;
• depreciation

charged to

profit or

loss may

change where

such charges

are determined

by the

units-of-production method,

or
where the useful lives of assets change;
• decommissioning, site restoration and environmental provisions may change where changes in estimated mineral reserves and
resources affect expectations about the timing or cost of these activities; and
• the carrying value of deferred tax assets and liabilities may change due to changes in estimates of the likely recovery of the tax benefits and charges.
Depreciation
The calculation of

the units-of-production rate

of depreciation could

be affected if

actual production in

the future varies

significantly
from

current

forecast

production.

This

would

generally

arise

when

there

are

significant

changes

in

any

of

the

factors

or
assumptions used in estimating mineral reserves and resources. These factors could include:

• changes in mineral reserves and resources;
• the grade of mineral reserves and resources may vary from time to time;
• differences between actual commodity prices and commodity price assumptions;
• unforeseen operational issues at mine sites including planned extraction efficiencies; and
• changes in capital, operating, mining processing and reclamation costs, discount rates and foreign exchange rates.
ACCOUNTING POLICIES
Recognition and measurement
Property,

plant and equipment comprise

mine plant facilities and

equipment, mine property

and development (including mineral
rights) and

exploration assets.

These assets

(excluding exploration

assets) are

initially measured

at cost,

whereafter they

are
measured at cost

less accumulated depreciation

and accumulated impairment

losses. Exploration assets

are initially measured
at cost, whereafter they are measured at cost less accumulated impairment losses.
Cost includes expenditure

that is directly attributable

to the acquisition

or construction of the

asset, borrowing costs capitalised,
as well

as the

costs of

dismantling and

removing an

asset and

restoring the

site on

which it

is located.

Subsequent costs

are
included in

the asset’s

carrying amount

or recognised

as a

separate asset,

as appropriate,

only when

it is

probable that

future
economic benefits associated with the item

will flow to the Group and

the cost of the item can be

measured reliably.

Exploration
and evaluation

costs are capitalised

as exploration assets

on a project-by-project

basis, pending

determination of the

technical
feasibility and commercial viability of the project.
Exploration

assets

consists

of

costs

of

acquiring

rights,

activities

associated

with

converting

a

mineral

resource

to

a

mineral
reserve - the

process thereof includes

drilling, sampling and other

processes necessary to evaluate

the technical feasibility

and
commercial viability of a mineral

resource to prove whether a

mineral reserve exists. Exploration assets

also include geological,
geochemical and geophysical studies associated with prospective projects and tangible assets which comprise of property, plant and equipment used

for exploratory activities. Costs

are capitalised to

the extent that

they are a directly

attributable exploration
expenditure and classified

as a separate class

of assets on a

project by project basis.

Once a mineral

reserve is determined or
the

project

ready

for

development,

the

asset

attributable

to

the

mineral

reserve

or

project

is

tested

for

impairment

and

then
reclassified to the appropriate class of assets. Depreciation commences when the assets are available for use.
Depreciation
Depreciation of

mine plant

facilities and

equipment, as

well as

mining property

and development

(including mineral

rights) are
calculated using the units of production method which

is based on the life-of-mine of each site.

The life-of-mine is primarily based
on

proved

and

probable

mineral

reserves.

It

reflects

the

estimated

quantities

of

economically

recoverable

gold

that

can

be
recovered from

reclamation sites

based on

the estimated

gold price.

Changes in

the life-of-mine

will impact

depreciation on

a
prospective

basis.

The

life-of-mine

is

prepared

using

a

methodology

that

takes

account

of

current

information

to

assess

the
economically recoverable gold from specific reclamation sites and includes the consideration of historical experience.
The

depreciation

method,

estimated

useful

lives

and

residual

values

are

reassessed

annually

and

adjusted

if

appropriate.
Changes to the useful lives may affect prospective depreciation rates. The current estimated useful lives are based on the life-of-
mine of each

site, currently between
three

(2020:
four ; 2019: three
) and 13

years(2020:
13 ; 2019: 11
) years for

Ergo mining assets
and between three

(2020:
four ; 2019: five ) and 18 years (2020: 20 ; 2019: 15 ) years for FWGR mining assets.
ACCOUNTING POLICIES continued
Impairment
The carrying

amounts of

property,

plant and

equipment are

reviewed at

each reporting

date to

determine whether

there is

any
indication

of

impairment,

or

whenever

events

or

changes

in

circumstances

indicate

that

the

carrying

amount

may

not

be
recoverable. If any

such indication exists,

the asset’s recoverable

amount is estimated.

For the

purposes of assessing

impairment,
assets are grouped at the

lowest levels for which there

are separately identifiable cash flows

(CGUs). The key assets of

a surface
retreatment operation which constitutes a

CGU are a reclamation site, a

metallurgical plant and a tailings

storage facility.

These
key

assets

operate

interdependently

to

produce

gold.

The

Ergo

and

FWGR

operations

each

have

separately

managed

and
monitored reclamation sites, metallurgical plants and tailings storage facilities and are therefore separate CGUs.
The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. The recoverable amount was

determined by

estimating the

value in

use. The

estimated future

cash flows

are discounted

to their

present value
using a

pre-tax discount

rate that

reflects current

market assessments

of the

time value

of money

and the

risks specific

to the
asset. An impairment

loss is recognised

in profit or

loss if the

carrying amount of

an asset or

CGU exceeds its

recoverable amount.
Amounts in R million Note
Mine plant
facilities and
equipment
Mine
property and
development
Exploration
assets Total
June 30, 2021
Cost 2,604.3 2,154.0 110.5 4,868.8
Balance at the beginning of the year 2,203.5 2,147.0 266.3 4,616.8
Additions - property, plant and equipment owned 237.7 113.3 44.7 395.7
Additions - right-of-use assets 10.1 16.7 - - 16.7
Lease modifications 10.1 - 2.3 - 2.3
Lease derecognitions 10.1 (1.0) - - (1.0)
Disposals and scrapping (54.7) (133.4) - (188.1)
Change in estimate of decommissioning asset 11 14.9 14.2 (2.7) 26.4
Transfers between classes of property,

plant and

equipment 187.2 10.6 (197.8) -
Accumulated depreciation and impairment (1,074.0) (975.4) (9.7) (2,059.1)
Balance at the beginning of the year (1,017.5) (968.5) (9.7) (1,995.7)
Depreciation 5.1 (112.2) (140.3) - (252.5)
Lease derecognitions 1.0 - - 1.0
Disposals and scrapping 54.7 133.4 - 188.1
Carrying value at end of the year 1,530.3 1,178.6 100.8 2,809.7
Comprising:
Property, plant and equipment owned 1,509.7 1,150.1 100.8 2,760.6
Right-of-use assets 10.1 20.6 28.5 - 49.1
Carrying value at end of the year 1,530.3 1,178.6 100.8 2,809.7
June 30, 2020
Cost 2,203.5 2,147.0 266.3 4,616.8
Balance at the beginning of the year 2,156.2 2,106.8 256.7 4,519.7
Impact of adopting IFRS 16 on July 1, 2019 7.5 23.4 - 30.9
Additions - property, plant and equipment owned 121.2 46.5 15.0 182.7
Additions - right-of-use assets 3.8 14.2 - 18.0
Lease modifications - 7.5 - 7.5
Lease derecognitions (26.7) (0.1) - (26.8)
Disposals and scrapping (1.6) - - (1.6)
Change in estimate of decommissioning asset 11 (56.7) (51.5) (5.4) (113.6)
Transfers between classes of property,

plant and

equipment (0.2) 0.2 - -
Accumulated depreciation and impairment (1,017.5) (968.5) (9.7) (1,995.7)
Balance at the beginning of the year (909.9) (824.8) (9.7) (1,744.4)
Depreciation 5.1 (127.1) (143.7) - (270.8)
Lease derecognitions 17.9 - - 17.9
Disposals and scrapping 1.6 - - 1.6
Carrying value at end of the year 1,186.0 1,178.5 256.6 2,621.1
Comprising:
Property, plant and equipment owned 1,177.8 1,141.8 256.6 2,576.2
Right-of-use assets 10.1 8.2 36.7 - 44.9
Carrying value at end of the year 1,186.0 1,178.5 256.6 2,621.1
CONTRACTUAL COMMITMENTS
Contractual commitments not

provided for in

the consolidated financial

statements at June

30, 2021 amounted

to R
65.5

million
(2020: R 130.6

million).
Capital expenditure related to

material growth projects are

financed on a project-by-project

basis which may include

bank facilities
and existing cash

resources. Sustaining capital

expenditure is financed

from cash generated

from operations and

existing cash
resources.